SEVERANCE PAY LIABILITY, NET	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
SEVERANCE PAY LIABILITY, NET
NOTE 15: -	SEVERANCE PAY LIABILITY

Labor laws and the Severance Law require the Company to pay compensation to employees upon dismissal or retirement, or to make routine contributions in defined contribution plans pursuant to Section 14 of the Severance Law, as described below. The Company's liability is accounted for as a post-employment benefit. The Company's employee benefit liability is based on a valid labor agreement, the employee's salary, and the applicable terms of employment, which together generate a right to severance compensation.

Post-employment employee benefits are financed by deposits with defined deposit plans, as detailed below.

Contributions in accordance with Section 14 to the Severance Law release the Company from any additional liability to employees for whom said contributions were made. These contributions represent defined contribution plans.

	Year ended December 31,
	2020	2019	2018

Expenses - defined contribution plan	$665	$703	$712